OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF CURRENT AND NON-CURRENT PORTIONS OF LIABILITIES

	March 31, 2023	March 31, 2024
	RMB	RMB

Consideration payable to WeBank, current (Note 10)	55,887	78,207
Tax payables	66,010	65,506
Accrued service fee for IT and other professional support	65,514	61,518
Deposits	40,162	34,925
Accrued advertising expenses	34,942	29,739
Accrued service fee for transaction support	24,386	25,580
Accrued salaries and benefits	13,834	21,872
Interest payable	4,457	19,460
Deferred revenue	13,909	14,404
Others	17,734	19,591
	336,835	370,802